SUBSEQUENT EVENTS	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements other than the following:

On May 28, 2021, the Company and the Sponsor amended the agreement relating to administrative and support services to provide that the Company will not be required to pay the $50,000 per month fee under the agreement from and after July 1, 2021.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Merger Agreement

On February 22, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Merger Sub and Atieva, relating to a proposed business combination transaction between the Company and Atieva.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Atieva with Atieva being the surviving entity in the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).

The aggregate consideration to be paid to the shareholders of Atieva will be equal to (a) $11,750,000,000 plus (b) (i) all cash and cash equivalents of Atieva and its subsidiaries less (ii) all indebtedness for borrowed money of Atieva and its subsidiaries, in each case as of two business days prior to the closing date (the “Equity Value”) and will be paid entirely in shares of Class A common stock, par value $0.0001 per share, of the Company (the “Class A Common Stock”) in an amount equal to $10.00 per share (the “Merger Consideration”).

At the effective time of the Merger:

(i)

each share of capital stock of Atieva (the “Atieva Shares”) will be cancelled and automatically deemed for all purposes to represent the right to receive, in the aggregate, the Merger Consideration. All share incentive plan or similar equity-based compensation plans maintained for employees of Atieva will be assumed by the Company and all outstanding options to purchase Atieva Shares (each, a “Atieva Option”) and each restricted stock unit award (“RSU”) with respect to Atieva Shares (each, a “Atieva RSU”) will be assumed by the Company as described below. For purposes of the following paragraph, the “Exchange Ratio” means the Equity Value per share divided by $10.00.

(ii)

each Atieva Option will become an option to purchase shares of Class A Common Stock (each, an “Assumed Option”), on the same terms and conditions (including applicable vesting, exercise and expiration provisions) as applied to the Atieva Option immediately prior to the effective time of the Merger, except that (i) the number of shares of Class A Common Stock subject to such Assumed Option shall equal the product of (x) the number of Atieva Shares that were subject to the option immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, rounded down to the nearest whole share, and (B) the per-share exercise price shall equal the quotient of (1) the exercise price per Atieva Share at which such option was exercisable immediately prior to the effective time of the Merger, divided by (2) the Exchange Ratio, rounded up to the nearest whole cent.

(iii)

each Atieva RSU, will be assumed by the Company and become an RSU with respect to shares of Class A Common Stock (each, an “Assumed RSU”) on the same terms and conditions (including applicable vesting provisions) as applied to each Atieva RSU immediately prior to the effective time of the Merger, except that the number of shares of Class A Common Stock subject to such Assumed RSU Award will be equal the product of (x) the number of Atieva Shares that were subject to such RSU immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, rounded down to the nearest whole share.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

Subscription Agreement

In connection with the execution of the Merger Agreement, the Company entered into certain common stock subscription agreements (the “Subscription Agreements”) with certain investment funds (the “PIPE Investors”) pursuant to which, the Company has agreed to issue and sell to the PIPE Investors $2.5 billion of Class A common stock (the “PIPE Shares”) in reliance on an exemption from registration under Section 4(a)(2) under the Securities Act at a purchase price of $15 per share (the “PIPE Investment”). Pursuant to the Subscription Agreements, the PIPE Investors have agreed to not transfer any PIPE Shares until the later of (i) the effectiveness of the registration statement to be filed following the closing of the Transactions to register the PIPE Shares and (ii) September 1, 2021. The closing of the PIPE Investment is conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions, and the Transactions will be consummated immediately following the closing of the PIPE Investment. The Subscription Agreements will terminate upon the earlier to occur of (i) the termination of the Merger Agreement and (ii) the mutual written agreement of the parties thereto.

The Subscription Agreements provide that the Company is required to file with the SEC, within 30 days after the consummation of the Transactions, a shelf registration statement covering the resale of the PIPE Shares and to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof but no later than the earlier of (i) the 90th day (or 150th day if the SEC notifies the Company that it will “review” such registration statement) following the closing of the PIPE Investment and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that such registration statement will not be “reviewed” or will not be subject to further review.

Consulting Agreements

On February 20, 2021, the Company entered into a transactional support agreement with a service provider, pursuant to which the service provider agreed to render certain financial advisory and capital markets advisory services for a potential Business Combination. The Company agreed to pay the service provider a fee of (i) $6,000,000 is payable upon the consummation of a Business Combination (ii) $500,000 is payable upon consummation of the financing (iii) out-of-pocket expenses not to exceed $125,000 without prior approval.

Promissory Note

On February 22, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,500,000 (the “Note”). The Note is non-interest bearing and payable on the earlier of (i) the date of which the Company consummates a Business Combination or (ii) the date that the winding up of the Company. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Promissory Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $1,500,000 of the Note may be converted into warrants at a price of $1.00 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants. The Company borrowed an aggregate of $1,500,000 on February 22, 2021.

Legal Proceedings

On March 3, 2021, Richard Hofman, a purported stockholder of the Company, filed a complaint, individually and on behalf of other of the Company stockholders, in the Superior Court of the State of California against the Company, Lucid, and other unnamed defendants. The complaint alleged claims for fraud, negligent misrepresentation, and false advertising and unfair business practices in connection with allegedly false and misleading statements and omissions in the Company's public filings, concerning the proposed merger between the Company and Lucid. The complaint sought injunctive relief, as well as compensatory and punitive damages. On March 8, 2021, plaintiff filed an ex parte application for a temporary restraining order and preliminary injunction, which the Company opposed and the court denied on March 10, 2021. Plaintiff filed an amended complaint on March 22, 2021, solely in a personal capacity and not on behalf of any other Company stockholders. The amended complaint alleges claims for fraud against defendants Lucid and Peter Rawlinson, and negligent misrepresentation against the Company, Lucid, and Mr. Rawlinson. The amended complaint seeks compensatory and punitive damages. Plaintiff filed an amended complaint on March 22, 2021, solely in a personal capacity and not on behalf of any other Churchill stockholders. The amended complaint alleges claims for fraud against defendants Lucid and Peter Rawlinson, and negligent misrepresentation against Churchill, Lucid, and Mr. Rawlinson. The amended complaint seeks compensatory and punitive damages.

On April 18, 2021, Randy Phillips, a purported stockholder of the Company, filed a complaint, individually and on behalf of other Company stockholders, in the United States District Court for the Northern District of Alabama against the Company, Atieva, Inc. (doing business as Lucid), Michael Klein, Jay Taragin, and Peter Rawlinson. The complaint alleges claims for violations of the federal securities laws under Section 10(b) and Section 20(a) of the Exchange Act in connection with allegedly false and misleading statements and omissions concerning Lucid's business plans and prospects, as well as the proposed merger between the Company and Lucid. The complaint seeks compensatory and punitive damages.